Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within:
One year	$ 280,477	$ 266,516
Two years	65,220	93,209
Three years	23,482	34,730
Four years	11,984	8,811
Five years	12,139	11,172
Thereafter	0	0
Total	$ 393,302	$ 414,438